Income Taxes (Details Narrative)	6 Months Ended			12 Months Ended
	Jan. 31, 2025 USD ($)	Jan. 31, 2025 MYR (RM)	Jan. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 MYR (RM)	Dec. 31, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2025 USD ($)	Jan. 31, 2025 MYR (RM)	Jan. 31, 2025 SGD ($)	Jul. 31, 2024 MYR (RM)	Jul. 31, 2024 SGD ($)	Jul. 31, 2023 MYR (RM)	Jul. 31, 2023 SGD ($)	Jul. 31, 2022 USD ($)
Titan Pharmaceuticals Inc [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Changes in valuation allowance				$ 4,500,000			$ 5,300,000
Unrecognized tax benefits				0
Paid-in capital				398,974,000			398,470,000		$ 400,574,000
Income Tax Rate				(980,000)			(1,084,000)
Valuation allowance				60,480,000			$ 65,027,000
TALENTEC SDN. BHD. [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Paid-in capital	$ 782,865				$ 782,865					RM 2,500,000		RM 2,500,000
Gross income	620,996	RM 50,000,000	$ 314,408		686,835	RM 50,000,000		464,109
Income Tax Rate	50,145		9,888		26,049			1,986
Valuation allowance	$ 141,352		$ 222,941		$ 189,010			$ 242,146								$ 246,326
TALENTEC SDN. BHD. [Member] | In Excess Of RM600,000 [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes rate	24.00%	24.00%			24.00%	24.00%		24.00%
TALENTEC SDN. BHD. [Member] | The First RM600,000 [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes rate	17.00%	17.00%	17.00%		17.00%	17.00%		17.00%
Gross income | RM		RM 600,000				RM 600,000
Income Tax Rate	$ 150,000				$ 150,000
TALENTEC SDN. BHD. [Member] | Inland Revenue, Singapore (IRAS) [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Income taxes rate	17.00%	17.00%			17.00%	17.00%
Unabsorbed tax losses	$ 651,844				$ 641,054			$ 653,687			$ 882,988		$ 857,217		$ 868,293
TALENTEC SDN. BHD. [Member] | The Inland Revenue Board Of Malaysia [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Unabsorbed tax losses	$ 179,636				$ 470,769			$ 770,701		RM 800,349		RM 2,160,122		RM 3,472,008
Domestic Tax Jurisdiction [Member] | Titan Pharmaceuticals Inc [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards				132,000,000.0
Operating loss carry forwards not subject to expiration				$ 63,800,000
Operating loss carryforwards, limitations on use percentage				0.80
Domestic Tax Jurisdiction [Member] | Titan Pharmaceuticals Inc [Member] | Research Tax Credit Carryforward [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards				$ 5,100,000
California Franchise Tax Board [Member] | Titan Pharmaceuticals Inc [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards				121,500,000
State and Local Jurisdiction [Member] | Titan Pharmaceuticals Inc [Member] | Research Tax Credit Carryforward [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax credit carryforward, amount				$ 9,100,000